Inventory, Net (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory Table [Table Text Block]

(dollars in millions)	2019	2018
Raw materials	$3,357	$3,052
Work-in-process	2,726	2,673
Finished goods	4,867	4,358
	$10,950	$10,083